Significant Related Party Transactions and Balances - Schedule of Significant Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
SEAP Trading Pte Ltd [Member]
SEAP Trading Pte Ltd
Sales to	RM 61,832	$ 14,692	RM 43,410	RM 119,868
Interest expense - non-trade	60,246	14,315	240,153	344,155
TEM Electronics (Jiangmen) Co Ltd [Member]
SEAP Trading Pte Ltd
Sales to			31,452	3,336
Purchase from	1,562,674	371,323	814,848	1,312,681
BAP Trading Co Ltd [Member]
SEAP Trading Pte Ltd
Purchase from	492,565	117,043	377,647	115,308
IT support fee – non-trade			100,024	72,709
New Universe Industries Ltd [Member]
SEAP Trading Pte Ltd
Advance for IPO expenses			RM 3,206,402	RM 2,044,063